                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:     6/30/07
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ Jeffrey Rubin        Westport, CT                     8/13/07
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total:       $508,721
                                         -------------------
                                             (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

            Form 13F Information Table - Birinyi Associates 6/30/07

              Column 1                  Column 2    Column 3  Column 4      Column 5      Column 6       Column 8
              --------                  --------    --------- --------- ---------------- ---------- -------------------
                                                                                                     Voting authority
                                                                Value   Shrs or SH/ Put/ Investment -------------------
Name of Issuer                       Title of class  CUSIP    (x $1000) prn amt PRN Call discretion  Sole   Shared None
--------------                       -------------- --------- --------- ------- --- ---- ---------- ------- ------ ----
SPDR Trust Series 1                   ETF           78462F103  $38,423  255,423             SOLE    255,423
Google Inc                            COMMON STOCK  38259P508  $30,457   58,269             SOLE     58,269
Apple Inc                             COMMON STOCK  037833100  $12,736  104,360             SOLE    104,360
CME Group Inc                         COMMON STOCK  12572Q105  $11,794   22,071             SOLE     22,071
UltraShort Dow30 ProShares            ETF           74347R867  $10,017  199,742             SOLE    199,742
Exxon Mobil Corp                      COMMON STOCK  30231G102  $ 9,569  114,081             SOLE    114,081
United States Steel Corp              COMMON STOCK  912909108  $ 8,539   78,524             SOLE     78,524
Berkshire Hathaway Inc                COMMON STOCK  084670108  $ 8,211       75             SOLE         75
Goldman Sachs Group Inc/The           COMMON STOCK  38141G104  $ 8,171   37,700             SOLE     37,700
United Technologies Corp              COMMON STOCK  913017109  $ 6,911   97,440             SOLE     97,440
Altria Group Inc                      COMMON STOCK  02209S103  $ 6,861   97,823             SOLE     97,823
Sears Holdings Corp                   COMMON STOCK  812350106  $ 6,624   39,077             SOLE     39,077
Morgan Stanley                        COMMON STOCK  617446448  $ 5,939   70,806             SOLE     70,806
AT&T Inc                              COMMON STOCK  00206R102  $ 5,775  139,148             SOLE    139,148
Merrill Lynch & Co Inc                COMMON STOCK  590188108  $ 5,264   62,980             SOLE     62,980
Citigroup Inc                         COMMON STOCK  172967101  $ 5,181  101,021             SOLE    101,021
Caterpillar Inc                       COMMON STOCK  149123101  $ 5,144   65,700             SOLE     65,700
Boeing Co                             COMMON STOCK  097023105  $ 5,116   53,201             SOLE     53,201
McDonald's Corp                       COMMON STOCK  580135101  $ 4,923   96,979             SOLE     96,979
Procter & Gamble Co                   COMMON STOCK  742718109  $ 4,833   78,990             SOLE     78,990
Cummins Inc                           COMMON STOCK  231021106  $ 4,487   44,337             SOLE     44,337
Kraft Foods Inc                       COMMON STOCK  50075N104  $ 4,461  126,554             SOLE    126,554
Chevron Corp                          COMMON STOCK  166764100  $ 4,374   51,920             SOLE     51,920
IntercontinentalExchange Inc          COMMON STOCK  45865V100  $ 4,332   29,299             SOLE     29,299
FedEx Corp                            COMMON STOCK  31428X106  $ 4,092   36,879             SOLE     36,879
Enerplus Resources Fund               TRUST         29274D604  $ 4,013   85,242             SOLE     85,242
DIAMONDS Trust Series I               ETF           252787106  $ 3,952   29,450             SOLE     29,450
NVR Inc                               COMMON STOCK  62944T105  $ 3,943    5,800             SOLE      5,800
ConocoPhillips                        COMMON STOCK  20825C104  $ 3,831   48,801             SOLE     48,801
UST Inc                               COMMON STOCK  902911106  $ 3,791   70,585             SOLE     70,585
American Express Co                   COMMON STOCK  025816109  $ 3,791   61,959             SOLE     61,959
Dow Chemical Co/The                   COMMON STOCK  260543103  $ 3,782   85,535             SOLE     85,535
JC Penney Co Inc                      COMMON STOCK  708160106  $ 3,725   51,464             SOLE     51,464
Schlumberger Ltd                      COMMON STOCK  806857108  $ 3,436   40,450             SOLE     40,450
Valero Energy Corp                    COMMON STOCK  91913Y100  $ 3,435   46,509             SOLE     46,509
Yahoo! Inc                            COMMON STOCK  984332106  $ 3,349  123,442             SOLE    123,442
Hewlett-Packard Co                    COMMON STOCK  428236103  $ 3,209   71,914             SOLE     71,914
Microsoft Corp                        COMMON STOCK  594918104  $ 3,188  108,172             SOLE    108,172
Verizon Communications Inc            COMMON STOCK  92343V104  $ 3,178   77,196             SOLE     77,196
Bear Stearns Cos Inc/The              COMMON STOCK  073902108  $ 3,116   22,258             SOLE     22,258
New York Times Co/The                 COMMON STOCK  650111107  $ 3,110  122,458             SOLE    122,458
International Business Machines Corp  COMMON STOCK  459200101  $ 2,831   26,900             SOLE     26,900
Windstream Corp                       COMMON STOCK  97381W104  $ 2,785  188,702             SOLE    188,702
Deere & Co                            COMMON STOCK  244199105  $ 2,626   21,750             SOLE     21,750
Mastercard Inc                        COMMON STOCK  57636Q104  $ 2,566   15,472             SOLE     15,472
Oil Service HOLDRs Trust              ETF           678002106  $ 2,534   14,500             SOLE     14,500
General Dynamics Corp                 COMMON STOCK  369550108  $ 2,531   32,352             SOLE     32,352
Allegheny Technologies Inc            COMMON STOCK  01741R102  $ 2,505   23,882             SOLE     23,882
Rydex S&P Equal Weight ETF            ETF           78355W106  $ 2,391   46,700             SOLE     46,700
Nucor Corp                            COMMON STOCK  670346105  $ 2,344   39,960             SOLE     39,960
Honeywell International Inc           COMMON STOCK  438516106  $ 2,324   41,293             SOLE     41,293
Time Warner Inc                       COMMON STOCK  887317105  $ 2,323  110,412             SOLE    110,412
Health Care Select Sector SPDR Fund   ETF           81369Y209  $ 2,185   61,885             SOLE     61,885
Motorola Inc                          COMMON STOCK  620076109  $ 2,180  123,148             SOLE    123,148
Sprint Nextel Corp                    COMMON STOCK  852061100  $ 2,146  103,618             SOLE    103,618
Cisco Systems Inc                     COMMON STOCK  17275R102  $ 2,075   74,513             SOLE     74,513
Nordstrom Inc                         COMMON STOCK  655664100  $ 2,048   40,064             SOLE     40,064
GlobalSantaFe Corp                    COMMON STOCK  #N/A N/A   $ 2,023   27,996             SOLE     27,996
UnitedHealth Group Inc                COMMON STOCK  91324P102  $ 1,986   38,833             SOLE     38,833
AMR Corp                              COMMON STOCK  001765106  $ 1,819   69,034             SOLE     69,034

             Column 1                  Column 2    Column 3  Column 4      Column 5      Column 6       Column 8
             --------                  --------    --------- --------- ---------------- ---------- ------------------
                                                                                                    Voting authority
                                                               Value   Shrs or SH/ Put/ Investment ------------------
Name of Issuer                      Title of class  CUSIP    (x $1000) prn amt PRN Call discretion  Sole  Shared None
--------------                      -------------- --------- --------- ------- --- ---- ---------- ------ ------ ----
Nike Inc                             COMMON STOCK  654106103  $1,738   29,819              SOLE    29,819
Washington Mutual Inc                COMMON STOCK  939322103  $1,558   36,548              SOLE    36,548
CBS Corp                             COMMON STOCK  124857202  $1,553   46,618              SOLE    46,618
American International Group Inc     COMMON STOCK  026874107  $1,488   21,250              SOLE    21,250
Bank of America Corp                 COMMON STOCK  060505104  $1,434   29,328              SOLE    29,328
Lehman Brothers Holdings Inc         COMMON STOCK  524908100  $1,397   18,750              SOLE    18,750
Wal-Mart Stores Inc                  COMMON STOCK  931142103  $1,318   27,400              SOLE    27,400
General Electric Co                  COMMON STOCK  369604103  $1,271   33,200              SOLE    33,200
AllianceBernstein Holding LP         PARTNERSHIP   01881G106  $1,219   14,000              SOLE    14,000
Transocean Inc                       COMMON STOCK   2821287   $1,205   11,368              SOLE    11,368
General Motors Corp                  COMMON STOCK  370442105  $1,144   30,259              SOLE    30,259
Harley-Davidson Inc                  COMMON STOCK  412822108  $1,130   18,956              SOLE    18,956
Texas Instruments Inc                COMMON STOCK  882508104  $1,125   29,900              SOLE    29,900
NYSE Euronext                        COMMON STOCK  629491101  $1,108   15,050              SOLE    15,050
Bunge Ltd                            COMMON STOCK   2788713   $1,084   12,826              SOLE    12,826
Freeport-McMoRan Copper & Gold Inc   COMMON STOCK  35671D857  $1,008   12,170              SOLE    12,170
Diamond Offshore Drilling Inc        COMMON STOCK  25271C102  $  985    9,695              SOLE     9,695
Public Service Enterprise Group Inc  COMMON STOCK  744573106  $  966   11,000              SOLE    11,000
Unilever NV                          ADR           904784709  $  906   29,200              SOLE    29,200
BlackRock Inc/New York               COMMON STOCK  09247X101  $  861    5,500              SOLE     5,500
Consolidated Edison Inc              COMMON STOCK  209115104  $  844   18,700              SOLE    18,700
3M Co                                COMMON STOCK  88579Y101  $  807    9,300              SOLE     9,300
Johnson & Johnson                    COMMON STOCK  478160104  $  800   12,990              SOLE    12,990
Pfizer Inc                           COMMON STOCK  717081103  $  716   28,000              SOLE    28,000
B&G Foods Inc                        UNIT          05508R205  $  708   35,000              SOLE    35,000
Vornado Realty Trust                 REIT          929042109  $  697    6,350              SOLE     6,350
People's United Financial Inc        COMMON STOCK  712704105  $  677   38,161              SOLE    38,161
Colgate-Palmolive Co                 COMMON STOCK  194162103  $  649   10,000              SOLE    10,000
BP Prudhoe Bay Royalty Trust         TRUST         055630107  $  578    8,000              SOLE     8,000
iShares Lehman 7-10 Year Treasury
 Bond Fund                           ETF           464287440  $  527    6,500              SOLE     6,500
Intel Corp                           COMMON STOCK  458140100  $  527   22,200              SOLE    22,200
iShares Russell 2000 Index Fund      ETF           464287655  $  498    6,000              SOLE     6,000
Qualcomm Inc                         COMMON STOCK  747525103  $  477   11,000              SOLE    11,000
Powershares QQQ                      REIT          73935A104  $  476   10,000              SOLE    10,000
Simon Property Group Inc             REIT          828806109  $  465    5,000              SOLE     5,000
Progressive Corp/The                 COMMON STOCK  743315103  $  458   19,150              SOLE    19,150
iShares FTSE/Xinhua China 25 Index
 Fund                                ETF           464287184  $  451    3,500              SOLE     3,500
Coca-Cola Co/The                     COMMON STOCK  191216100  $  445    8,500              SOLE     8,500
Nymex Holdings Inc                   COMMON STOCK  62948N104  $  440    3,500              SOLE     3,500
PepsiCo Inc                          COMMON STOCK  713448108  $  438    6,750              SOLE     6,750
JPMorgan Chase & Co                  COMMON STOCK  46625H100  $  436    9,000              SOLE     9,000
Burlington Northern Santa Fe Corp    COMMON STOCK  12189T104  $  426    5,000              SOLE     5,000
Las Vegas Sands Corp                 COMMON STOCK  517834107  $  420    5,500              SOLE     5,500
Aetna Inc                            COMMON STOCK  00817Y108  $  420    8,500              SOLE     8,500
Weyerhaeuser Co                      COMMON STOCK  962166104  $  403    5,100              SOLE     5,100
Research In Motion Ltd               COMMON STOCK  760975102  $  400    2,000              SOLE     2,000
Cigna Corp                           COMMON STOCK  125509109  $  392    7,500              SOLE     7,500
Dell Inc                             COMMON STOCK  24702R101  $  385   13,500              SOLE    13,500
OfficeMax Inc                        COMMON STOCK  67622P101  $  373    9,500              SOLE     9,500
Amgen Inc                            COMMON STOCK  031162100  $  366    6,622              SOLE     6,622
Countrywide Financial Corp           COMMON STOCK  222372104  $  364   10,000              SOLE    10,000
Apollo Investment Corp               COMMON STOCK  03761U106  $  334   15,535              SOLE    15,535
Tyco International Ltd               COMMON STOCK   B1YW9H8   $  304    9,000              SOLE     9,000
MetLife Inc                          COMMON STOCK  59156R108  $  290    4,500              SOLE     4,500
Wyeth                                COMMON STOCK  983024100  $  287    5,000              SOLE     5,000
Raytheon Co                          COMMON STOCK  755111507  $  269    5,000              SOLE     5,000
Anheuser-Busch Cos Inc               COMMON STOCK  035229103  $  261    5,000              SOLE     5,000
Kellogg Co                           COMMON STOCK  487836108  $  259    5,000              SOLE     5,000
Abbott Laboratories                  COMMON STOCK  002824100  $  257    4,800              SOLE     4,800
Wachovia Corp                        COMMON STOCK  929903102  $  256    5,000              SOLE     5,000

        Column 1             Column 2    Column 3  Column 4      Column 5      Column 6       Column 8
        --------             --------    --------- --------- ---------------- ---------- ------------------
                                                                                          Voting authority
                                                     Value   Shrs or SH/ Put/ Investment ------------------
Name of Issuer            Title of class  CUSIP    (x $1000) prn amt PRN Call discretion  Sole  Shared None
--------------            -------------- --------- --------- ------- --- ---- ---------- ------ ------ ----
Walt Disney Co/The         COMMON STOCK  254687106   $256     7,500              SOLE     7,500
Allstate Corp/The          COMMON STOCK  020002101   $246     4,000              SOLE     4,000
Legg Mason Inc             COMMON STOCK  524901105   $246     2,500              SOLE     2,500
Best Buy Co Inc            COMMON STOCK  086516101   $239     5,125              SOLE     5,125
Avon Products Inc          COMMON STOCK  054303102   $239     6,500              SOLE     6,500
SAN Juan Basin Royalty TR  TRUST         798241105   $239     7,500              SOLE     7,500
Nokia OYJ                  ADR           654902204   $202     7,200              SOLE     7,200
Group 1 Automotive Inc     COMMON STOCK  398905109   $202     5,000              SOLE     5,000
Ford Motor Co              COMMON STOCK  345370860   $113    12,000              SOLE    12,000
Neomedia Technologies Inc  COMMON STOCK  640505103   $  0    10,000              SOLE    10,000